Material accounting policies (Details 1)	12 Months Ended
Dec. 31, 2023
Buildings [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	25 years
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	10 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	4 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	10 years
It Equipment [Member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	5 years
Library Books [Member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	10 years
Leasehold improvements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	5 years
Leasehold improvements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	20 years